BANK LOANS	12 Months Ended
Dec. 31, 2017
BANK LOANS [Text Block]

12. BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2017	2016
Secured short-term loans	$7,817,610	$7,799,852
Total short-term bank loans	$7,817,610	$7,799,852

(1) Detailed information of secured short-term loan balances as of December 31, 2017 and 2016 were as follows:

	December 31,	December 31,
	2017	2016
Collateralized by land and office buildings and guaranteed by IST and guaranteed by Mr. Lin and Secured by iASPEC’s trade receivables	-	3,600,375
Secured by IST’s trade receivables and guaranteed by iASPEC, ISIOT, IST and Mr. Lin	-	2,759,327
Guaranteed by High-tech Investment Company(i) and Mr. Lin	1,536,480	1,440,150
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by Biznest and collateralized by IST	4,609,440	-
Guaranteed by IST and guaranteed by iASPEC and Collateralized by ISIOT and Secured by ISTIL	1,671,690	-
Total	$7,817,610	$7,799,852

(i) High-tech Investment Company is an unrelated third party.

As of December 31, 2017, the Company had short-term bank loans of $7.8 million, which mature on various dates from March 16, 2018 to December 13, 2018. The short-term bank loans can be extended for another year by the banks without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 5.66% to 6.74% per annum. The weighted average interest rates on short term debt were approximately 6.38%, 6.01%, and 6.74% for the years ended December 31, 2017, 2016, and 2015, respectively. The interest expenses were approximately $0.5 million, $0.5 million, and $3.1 million, respectively, for the same periods.